Financial Risk and Fair Value Disclosures - Assets and Liabilities Measured and Recorded at Fair Value on a Recurring Basis (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, current	$ 722,794	$ 24,166	$ 528,450
Financial assets at fair value through profit or loss, noncurrent	13,298,679	444,623	11,555,847
Financial assets at fair value through other comprehensive income, noncurrent	14,723,232	$ 492,251	11,585,477
Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, current	668,476		493,481
Financial assets at fair value through profit or loss, noncurrent	4,737,027		3,612,243
Financial assets at fair value through other comprehensive income, noncurrent	13,417,308		8,166,277
Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, current	0		34,969
Financial assets at fair value through profit or loss, noncurrent	340,255		44,597
Financial assets at fair value through other comprehensive income, noncurrent	0		0
Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, current	54,318		0
Financial assets at fair value through profit or loss, noncurrent	8,221,397		7,899,007
Financial assets at fair value through other comprehensive income, noncurrent	$ 1,305,924		$ 3,419,200